The Caldwell & Orkin Funds, Inc.

2502 N. Rocky Point Drive, Suite 665

Tampa, Florida 33607

September 3, 2024

FILED VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The Caldwell & Orkin Funds, Inc. (the “Company”)

File Nos. 033-35156 and 811-06113

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that: (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Company’s registration statement on Form N-1A (Post-Effective Amendment No. 55), and (ii) the text of the most recent amendment has been filed electronically.

If you have any questions or comments, please contact the undersigned at (813) 282-7870. Thank you for your consideration.

Sincerely,

The Caldwell & Orkin Funds, Inc.

/s/ Derek Pilecki

Derek Pilecki

President

cc:	Jeffrey T. Skinner, Esq. Kilpatrick Townsend & Stockton LLP 1001 West Fourth Street Winston-Salem, North Carolina 27101